Leases (Supplemental Cash Flow Information) (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 41	$ 40	$ 46
ROU assets obtained in exchange for operating lease obligations	$ 52	$ 24	$ 17